UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                             FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007
                                               --------------------------------

Check here if Amendment [ ]; Amendment Number:
                                              ---------------------------------

This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: North Sound Capital LLC

Address: 20 Horseneck Lane
         Greenwich, CT  06830

Form 13F File Number: 028-10178
                      ---------------------------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
                                                          ---------------------

Name: Andrew David

Title: General Counsel

Phone: 203-340-5700

Signature, Place, and Date of Signing:

 /s/ Andrew David         Greenwich, Connecticut              May 15, 2007
------------------        ----------------------              -----------------
   Andrew David               City, State                            Date

Report Type (Check only one.):

[ X ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                            FORM 13F-HR SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F-HR Information Table Entry Total: 32 Items

Form 13F-HR Information Table Value Total: $592378.26 (thousands)

List of Other Included Managers: Not Applicable

                                                                    M.V.   SHARE OR PRN SH/PRN  Investment Other    Voting
DESCRIPTION                      Id Cusip  TITLE OF CLASS         (*1000)    Quantity  PUT/CALL Discretion Managers Authority
-----------                      --------  --------------       ----------  ------------ ------ ---------- -------- ------------
APPLE COMPUTER INC	         037833100   COM		  27873.00	300000	 SH	DEFINED	  N/A	    SHARED
ACTIVISION INC	                 004930202   COM NEW	          22728.00	1200000	 SH	DEFINED	  N/A	    SHARED
ADOBE SYS INC	                 00724F101   COM	          16680.00	400000	 SH	DEFINED	  N/A	    SHARED
ALPHA NATURAL RESOURCES INC	 02076X102   COM	            400.00	5000	 CALL	DEFINED	  N/A	    SHARED
ARCADIA RESOURCES INC.	         039209101   COM	          17678.12	8928344	 SH	DEFINED	  N/A	    SHARED
BIOVAIL CORP	                 09067J109   COM	           8744.00	400000	 SH	DEFINED	  N/A	    SHARED
BIOVAIL CORP	                 09067J109   COM	            260.00	2000	 CALL	DEFINED	  N/A	    SHARED
BUILDING MATERIAL HOLDING CP	 120113105   COM	            715.50	5300	 CALL	DEFINED	  N/A	    SHARED
BUILDING MATERIAL HOLDING CP	 120113105   COM	            357.50	5500	 CALL	DEFINED	  N/A	    SHARED
CHICAGO BRIDGE & IRON-NY SHR	 167250109   N Y REGISTRY SHARES  10378.12	337500	 SH	DEFINED	  N/A	    SHARED
CORNING INC	                 219350105   COM	          22740.00	1000000	 SH	DEFINED	  N/A	    SHARED
CVS CORP	                 126650100   COM	          73742.40	2160000	 SH	DEFINED	  N/A	    SHARED
DIOMED HOLDINGS INC	         25454R207   COM NEW	            972.00	675	 SH	DEFINED	  N/A	    SHARED
EXPRESS SCRIPTS	                 302182100   COM	          29059.20	360000	 SH	DEFINED	  N/A	    SHARED
GOOGLE INC-CL A	                 38259P508   CL A	          45816.00	100000	 SH	DEFINED	  N/A	    SHARED
INTL GAME TECHNOLOGY	         459902102   COM	          12719.70	315000	 SH	DEFINED	  N/A	    SHARED
MASTERCARD INC-CLASS A	         57636Q104   CL A	          34926.40	328750	 SH	DEFINED	  N/A	    SHARED
MASTERCARD INC-CLASS A	         57636Q104   CL A	           7935.00	11500	 CALL	DEFINED	  N/A	    SHARED
MCAFEE INC	                 579064106   COM	          12719.59	437400	 SH	DEFINED	  N/A	    SHARED
NATIONAL COAL CORP	         632381208   COM NEW	           7865.81	1585849	 SH	DEFINED	  N/A	    SHARED
NAVIOS MARITIME HOLDINGS INC	 Y62196103   COM 	          21990.00	3000000	 SH	DEFINED	  N/A	    SHARED
PENN NATIONAL GAMING INC	 707569109   COM	          11173.43	263400	 SH	DEFINED	  N/A	    SHARED
QUALCOMM	                 747525103   COM	          42660.00	1000000	 SH	DEFINED	  N/A	    SHARED
ROCKWELL AUTOMATION INC	         773903109   COM	          21553.20	360000	 SH	DEFINED	  N/A	    SHARED
SAFLINK CORP	                 786578302   COM NEW	             81.63	906995	 SH	DEFINED	  N/A	    SHARED
SANDISK	                         80004C101   COM	          17520.00	400000	 SH	DEFINED	  N/A	    SHARED
TAKE-TWO INTERACTIVE SOFTWARE	 874054109   COM	          25175.00	1250000	 SH	DEFINED	  N/A	    SHARED
THERMO FISHER SCIENTIFIC INC	 883556102   COM	          22907.50	490000	 SH	DEFINED	  N/A	    SHARED
TRANSMERIDIAN EXPLORATION INC	 89376N108   COM	          14842.16	5189568	 SH	DEFINED	  N/A	    SHARED
UNION PACIFIC CORP	         907818108   COM	          20310.00	200000	 SH	DEFINED	  N/A	    SHARED
VOTORANTIM CELULOSE - SPON ADR 	 92906P106   SPONSORED ADR	  14823.00	810000	 SH	DEFINED	  N/A	    SHARED
YAHOO!	                         984332106   COM                  25032.00	800000	 SH	DEFINED	  N/A	    SHARED
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